Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of share options granted	The table below sets forth information regarding share options granted during the year ended December 31, 2017:
Grant Date	Number of share options	Term (year)	Vesting period (year)	Exercise price at grant date (US$)

January 1, 2017	4,400	10.01	4.00	20.0000
January 1, 2017 (Note ii)	180,000	10.01	1.67	0.0010
January 1, 2017	100,800	10.01	4.00	8.1290
April 1, 2017	5,000	10.01	4.00	12.0000
July 1, 2017	12,000	8.51	2.50	8.1290

(i)

The Company modified certain terms of the options in 2017 previously granted on February 1, 2015, which these modifications were related to either the vesting period or the exercise price. The incremental costs resulting from such modifications were assessed to be insignificant.

(ii)

The Company modified certain terms of the options in 2018 previously granted on January 1, 2015 and January 1, 2017, respectively, which these modifications were related to the vesting period and the exercise price. The incremental costs recognized as share-based compensation expense during the year ended December 31, 2018 resulting from such modifications were US$1,495.

Summary of share option activities

The following table summarizes the share option activities for the years ended December 31, 2017, 2018 and 2019:

	Number of share options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		US$	US$	years	US$’000
At January 1, 2017	1,492,185	5.23		7.80	18,631
Granted	302,200	8.37	11.67
Exercised	(25,898)	2.37
Forfeited	(225,911)	7.34
At December 31, 2017	1,542,576	5.62		7.24	19,387

Vested and expected to vest at December 31, 2017	1,199,712	4.75	10.71	6.55	16,081
Exercisable to vest at December 31, 2017	1,118,812	4.72	11.35	6.87	15,035

At January 1, 2018	1,542,576	5.62		7.24	19,387
Exercised	(503,712)	1.28
Forfeited	(130,455)	9.19
At December 31, 2018	908,409	7.52		6.27	2,724

Vested and expected to vest at December 31, 2018	862,372	4.69	11.39	5.58	2,793
Exercisable to vest at December 31, 2018	823,341	4.52	12.02	5.88	2,634

At January 1, 2019	908,409	7.52		6.27	2,724
Exercised	(135,281)	1.25
Forfeited	(105,261)	11.46
At December 31, 2019	667,867	8.16		5.27	1,807
Vested and expected to vest at December 31, 2019	660,247	4.72	12.08	5.14	780
Exercisable to vest at December 31, 2019	657,142	4.54	12.78	5.64	800

Summary of assumption for fair values of share options granted/modified	The fair values of share options granted/modified during the years ended December 31, 2017 and 2018 were estimated using the following assumptions:
Date	Risk-free interest rate (Note i)	Dividend yield (Note ii)	Volatility rate (Note iii)	Expected term (in years) (Note iv)
Granted during the year ended December 31, 2017:
January 1, 2017	2.67%	0%	50.75%	NA
April 1, 2017	2.59%	0%	50.79%	NA
July 1, 2017	2.35%	0%	47.59%	NA

Modified during the year ended December 31, 2018:
September 1, 2018 (Note v)	2.83%	0%	42.72%	NA
September 1, 2018 (Note vi)	2.92%	0%	44.65%	NA

Notes:

(i)	The risk-free interest rate of periods within the contractual life of the share option is based on the yield of US Treasury Strips sourced from Bloomberg as of the valuation dates.
(ii)	The Company has no history or expectation of paying dividends on its ordinary shares.
(iii)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as of the valuation dates.
(iv)

The time to expire is assumed to be the option’s contractual term while early exercise multiples, being 2.2x and 2.8x for general staff and management staff, respectively, and post-vesting employment termination behavior have been factored into the model to derive the fair values of the share options.

(v)	It refers to the modification of options previously granted on January 1, 2015.
(vi)	It refers to the modification of options previously granted on January 1, 2017.

Summary of RSUs granted	The table below sets forth information regarding RSUs granted during the years ended December 31, 2018 and 2019:
Grant Date	Number of RSUs	Vesting period (year)
September 1, 2018 (Note i)	514,991	0.01
September 17, 2018 (Note i)	53,686	0.03
September 17, 2018 (Note vi)	23,452	0.29
October 25, 2018 (Note i)	100,000	0.02
October 25, 2018 (Note vi)	5,000	0.18
October 29, 2018 (Note vi)	431,760	0.01
October 25, 2018 (Note vi)	138,855	0.00
October 25, 2018 (Note iii)	105,000	3.19
October 25, 2018 (Note iii)	37,500	2.19
October 25, 2018 (Note v)	75,000	-
July 1, 2018 (Note iv)	22,000	3.50
July 1, 2018 (Note iv)	118,020	4.00
October 1, 2018 (Note iv)	1,800	4.00
July 1, 2018 (Note vii)	260,810	0.49
July 1, 2018 (Note vii)	12,500	0.54
December 14, 2018 (Note iii)	50,000	2.00
January 1, 2019 (Note iv)	15,000	3.58
January 1, 2019 (Note iv)	55,050	3.58
January 3, 2019 (Note iv)	6,000	3.99
January 3, 2019 (Note iv)	4,000	3.99
April 1, 2019 (Note iv)	22,540	4.00
April 1, 2019 (Note iv)	27,260	4.00
April 1, 2019 (Note iv)	34,540	4.00
April 1, 2019 (Note iv)	33,290	4.00
July 1, 2019 (Note iv)	1,800	4.00
July 1, 2019 (Note iii)	45,000	3.00
July 1, 2019 (Note iii)	6,000	3.00
October 1, 2019 (Note iv)	4,000	4.00
December 1, 2019 (Note iii)	10,000	2.00
December 1, 2019 (Note viii)	15,000	1.00

Notes:

(i)	These RSUs were granted to non-employees for their past services and immediately vested on grant date.

Notes: (Continued)

(ii)	These RSUs were granted to employees for their past services and immediately vested on the grant date.
(iii)	These RSUs were scheduled to be vested over two to three years on a monthly basis.
(iv)

These RSUs were scheduled to be vested over four years. One-fourth of the awards shall be vested upon the end of the first semi-anniversary dates of the grants or the first anniversary dates of the grants, and the remaining of the awards shall be vested on straight-line basis at the end of the remaining anniversary years.

(v)

On October 25, 2018, the Company authorized and communicated the issuance of RSUs to an officer of the Company which are subject to certain market conditions based on achievement of average closing stock prices. The Company determines the grant-date fair value of these RSUs using the Monte Carlo simulation model utilizes multiple input variables to determine the stock-based compensation expense. The fair value of each of these RSUs was US$5, as determined using a Monte Carlo simulation with the following assumptions: a historical volatility of 37.02%, 0% dividend yield and a risk-free interest rate of 2.90%. The historical volatility was based on the average volatility of the comparable companies for the most recent 2-year period. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period. None of these RSUs were forfeited or expired during the years ended December 31, 2018 and 2019.

(vi)	These RSUs were granted to non-employees and vested within one year.
(vii)	These RSUs were granted to employees and vested within one year.

(viii)On December 1, 2019, the Company authorized and communicated the issuance of RSUs to an external consultant which are subject to certain market conditions based on achievement of 20-day VWAP of the ADSs. The Company determines the grant-date fair value of these RSUs using the Monte Carlo simulation model utilizes multiple input variables to determine the stock-based compensation expense. The fair value of each of these RSUs was US$1.3, as determined using a Monte Carlo simulation with the following assumptions: a historical volatility of 50.17%, 0% dividend yield and a risk-free interest rate of 1.72%. The historical volatility was based on the average volatility of the comparable companies for the most recent 1-year period. The stock price projection for the Company assumes a 0% dividend yield. This is mathematically equivalent to reinvesting dividends in the issuing entity over the performance period. The risk-free interest rate is equal to the yield, as of the measurement date, of the zero-coupon U.S. Treasury bill that is commensurate with the remaining performance measurement period. None of these RSUs were forfeited or expired during the year ended December 31, 2019.

Summary of RSUs activity

The following table summarizes the activity of the service-based RSUs for the years ended December 31, 2018 and 2019:

	Number of RSUs	Weighted average grant date fair value
At January 1, 2018	-	-
Granted	1,950,374	8.72
Vested	(1,569,792)	9.94
Forfeited	(4,310)	12.70
At December 31, 2018	376,272	8.02
Vested and expected to vest at December 31, 2018	376,272	8.02

At January 1, 2019	376,272	8.02
Granted	279,480	3.79
Vested	(167,833)	10.25
Forfeited	(24,373)	7.56
At December 31, 2019	463,546	5.52
Vested and expected to vest at December 31, 2019	377,507	7.57

Summary of assumptions used in estimation of fair value of warrants granted

The fair value of the warrants granted on December 9, 2019 was estimated by using the binomial option pricing model with the following assumptions:

Input	%
Volatility	42.1
Risk-free interest rate	1.6
Expected dividend yield	0.0
Expected warrant life (years)	3.0
Expected forfeiture rate	0.0

Summary of compensation costs recognized

Total share-based compensation costs recognized for the years ended December 31, 2017, 2018 and 2019 are as follows:

	For the years ended December 31,
	2017	2018	2019
Cost of revenues	49	347	35
Research and development	937	6,587	661
Sales and marketing	2,179	4,811	655
General and administrative	1,907	7,934	4,062
Total	5,072	19,679	5,413